Shareholder Report	8 Months Ended	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust IV
Entity Central Index Key		0001644419
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2024
C000194706
Shareholder Report [Line Items]
Fund Name		Inspire 100 ETF
Trading Symbol		BIBL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inspire 100 ETF for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number		1-877-658-9473
Additional Information Website		www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 100 ETF	$40	0.35%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 31.02%. This strong performance was driven by the upward momentum and security selection in the Information Technology and Industrials sectors. The other sectors that helped achieve this positive performance came from the Health Care and Financials sectors. Although still contributing positive return during the year, the sectors that caused the largest drag to performance were the Consumer Staples, Communication Services and Energy sectors. While there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve as well as the contentious political environment prior to the election, the Fund performed in line with the broader large cap market even though the Fund had minimal exposure to the Mega Cap Growth stocks that have been the driving force in the large cap markets for the past year. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire 100 ETF - NAV	Inspire 100 Index	S&P 500 Index
Oct-2017	$10,000	$10,000	$10,000
Nov-2017	$10,276	$10,274	$10,317
Nov-2018	$10,594	$10,674	$10,964
Nov-2019	$12,144	$12,361	$12,730
Nov-2020	$14,997	$15,489	$14,953
Nov-2021	$18,715	$19,531	$19,128
Nov-2022	$15,966	$16,678	$17,366
Nov-2023	$16,591	$17,393	$19,769
Nov-2024	$21,737	$22,895	$26,469

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (October 30, 2017)
Inspire 100 ETF - NAV	31.02%	12.35%	11.58%
Inspire 100 Index	31.63%	13.12%	12.40%
S&P 500 Index	33.89%	15.77%	14.73%

Performance Inception Date			Oct. 30, 2017
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 353,442,210	$ 353,442,210	$ 353,442,210
Holdings Count | Holding	100	100	100
Advisory Fees Paid, Amount		$ 820,116
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$353,442,210 Number of Portfolio Holdings100 Advisory Fee (net of waivers)$820,116 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intuitive Surgical, Inc.	4.9%
Caterpillar, Inc.	4.7%
Progressive Corporation (The)	4.0%
Arista Networks, Inc.	3.2%
Prologis, Inc.	2.8%
Cintas Corporation	2.3%
Parker-Hannifin Corporation	2.3%
Amphenol Corporation, Class A	2.3%
Synopsys, Inc.	2.2%
KLA Corporation	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000248596
Shareholder Report [Line Items]
Fund Name	Inspire 500 ETF
Trading Symbol	PTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inspire 500 ETF for the period of March 25, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 500 ETF	$7	0.09%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund launched on March 25, 2024, and had a return on the NAV since inception of 13.52%. This strong performance was driven by the upward momentum and security selection in the Information Technology, Industrials and Financials sectors. The other sectors that contributed to the positive performance were the Consumer Discretionary and Utilities sectors. The sectors that caused the largest drag to performance were the Healthcare and Consumer Staples sectors. While there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve as well as the contentious political environment prior to the election, the Fund performed in line with the broader large cap market even though the Fund had minimal exposure to the Mega Cap Growth stocks that have been the driving force in the large cap markets for the past year. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire 500 ETF - NAV	Inspire 500 Index	S&P 500 Index
03/25/24	$10,000	$10,000	$10,000
03/31/24	$10,115	$10,114	$10,071
04/30/24	$9,588	$9,587	$9,659
05/31/24	$9,860	$9,862	$10,138
06/30/24	$9,961	$9,965	$10,502
07/31/24	$10,284	$10,290	$10,630
08/31/24	$10,510	$10,517	$10,888
09/30/24	$10,737	$10,745	$11,120
10/31/24	$10,579	$10,588	$11,020
11/30/24	$11,352	$11,364	$11,666

Average Annual Return [Table Text Block]
Since Inception (March 25, 2024)
Inspire 500 ETF - NAV	13.52%
Inspire 500 Index	13.64%
S&P 500 Index	16.66%

Performance Inception Date			Mar. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 265,176,789	$ 265,176,789	$ 265,176,789
Holdings Count | Holding	501	501	501
Advisory Fees Paid, Amount	$ 98,588
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$265,176,789 Number of Portfolio Holdings501 Advisory Fee $98,588 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	5.0%
Exxon Mobil Corporation	3.5%
Home Depot, Inc. (The)	2.8%
Linde plc	1.5%
Intuitive Surgical, Inc.	1.3%
Caterpillar, Inc.	1.3%
QUALCOMM, Inc.	1.2%
Progressive Corporation (The)	1.1%
NextEra Energy, Inc.	1.1%
Palantir Technologies, Inc., Class A	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000176728
Shareholder Report [Line Items]
Fund Name		Inspire Corporate Bond ETF
Trading Symbol		IBD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inspire Corporate Bond ETF for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number		1-877-658-9473
Additional Information Website		www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Corporate Bond ETF	$45	0.43%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 7.44%. This strong positive performance was driven by falling interest rates across the yield curve spectrum as the Federal Reserve officially pivoted from raising interest rates to beginning a process of cutting interest rates. The investment grade quality fixed income portfolio of the Fund performed in line with the broader fixed income market even though the Fund had no exposure to US Treasuries or mortgage-backed securities. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Corporate Bond ETF - NAV	Inspire Corporate Bond Impact Index	Bloomberg Intermediate Corporate Index	Bloomberg U.S. Intermediate Credit Index
07/10/17	$10,000	$10,000	$10,000	$10,000
11/30/17	$10,037	$10,102	$10,094	$10,088
11/30/18	$9,938	$10,045	$9,996	$10,005
11/30/19	$10,824	$11,117	$11,077	$11,035
11/30/20	$11,382	$12,190	$11,895	$11,807
11/30/21	$11,252	$12,120	$11,820	$11,729
11/30/22	$10,166	$10,986	$10,731	$10,681
11/30/23	$10,534	$11,447	$11,188	$11,110
11/30/24	$11,318	$12,376	$12,080	$11,958

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (July 10, 2017)
Inspire Corporate Bond ETF - NAV	7.44%	0.90%	1.69%
Inspire Corporate Bond Impact Index	8.12%	2.17%	2.93%
Bloomberg Intermediate Corporate Index	7.97%	1.75%	2.59%
Bloomberg U.S. Intermediate Credit Index	7.63%	1.62%	2.45%

Performance Inception Date			Jul. 10, 2017
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 332,549,864	$ 332,549,864	$ 332,549,864
Holdings Count | Holding	250	250	250
Advisory Fees Paid, Amount		$ 881,466
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$332,549,864 Number of Portfolio Holdings250 Advisory Fee $881,466 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Trimble, Inc., 4.900%, 06/15/28	1.4%
Alexandria Real Estate Equities, Inc., 4.900%, 12/15/30	1.4%
Camden Property Trust, 4.900%, 01/15/34	1.4%
Amphenol Corporation, 4.350%, 06/01/29	1.4%
Valero Energy Corporation, 4.350%, 06/01/28	1.4%
Arch Capital Finance, LLC, 4.011%, 12/15/26	1.4%
Cboe Global Markets, Inc., 3.650%, 01/12/27	1.4%
AutoZone, Inc., 3.750%, 06/01/27	1.4%
Dollar General Corporation, 3.875%, 04/15/27	1.4%
Republic Services, Inc., 3.950%, 05/15/28	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000223048
Shareholder Report [Line Items]
Fund Name		Inspire Momentum ETF
Trading Symbol		GLRY
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		annual shareholder report
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-877-658-9473
Additional Information Website		www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Momentum ETF	$92	0.80%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 30.00%. This strong performance was driven by the Fund’s focus on the momentum factor that was in favor over the past year as well as security selection in the Industrials, Consumer Discretionary and Financials sectors. The other sectors that helped achieve this positive performance came from the Healthcare, Materials, Consumer Staples and Real Estate sectors. The sector that caused the largest drag to performance was the Information Technology sector with a smaller drag from the Energy sector. Although there was volatility in the markets during the period due to uncertainty about the timing of the next move in interest rates by the Federal Reserve, as well as the momentum factor being out of favor for the past few months, the Fund performed well vs the broader market. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Momentum ETF - NAV	S&P MidCap 400®	S&P Composite 1500® Index
Dec-2020	$10,000	$10,000	$10,000
Nov-2021	$11,735	$12,260	$12,530
Nov-2022	$10,105	$11,857	$11,427
Nov-2023	$10,785	$11,996	$12,869
Nov-2024	$14,020	$15,997	$17,228

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 7, 2020)
Inspire Momentum ETF - NAV	30.00%	8.86%
S&P MidCap 400®	33.36%	12.53%
S&P Composite 1500® Index	33.87%	14.64%

Performance Inception Date			Dec. 07, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 74,503,557	$ 74,503,557	$ 74,503,557
Holdings Count | Holding	33	33	33
Advisory Fees Paid, Amount		$ 298,206
InvestmentCompanyPortfolioTurnover		82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$74,503,557 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$298,206 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	3.8%
BWX Technologies, Inc.	3.7%
Flowserve Corporation	3.6%
NRG Energy, Inc.	3.5%
Trade Desk, Inc. (The), Class A	3.5%
Curtiss-Wright Corporation	3.5%
SEI Investments Company	3.5%
Sylvamo Corporation	3.5%
Group 1 Automotive, Inc.	3.5%
BJ's Wholesale Club Holdings, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes since December 1, 2023 to the Fund. For more information, you may review the Fund's current prospectus dated March 29, 2024, as supplemented, or the Fund's next prospectus, which we expect to be available by March 30, 2025 or by calling 1-877-658-9473. Effective August 9, 2024, the Fund's investment objective changed to the following:

The Fund seeks to outperform the results (before fees and expenses) of the broader stock market when momentum is in favor. Further, the Fund's policy to invest at least 80% of the Fund's net assets plus any borrowings for investment purposes in mid-cap stocks was eliminated, as well as references to Mid-Capitalization Company Risk in the Fund's Prospectus and Summary Prospectus.

C000237005
Shareholder Report [Line Items]
Fund Name		Inspire Fidelis Multi Factor ETF
Trading Symbol		FDLS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inspire Fidelis Multi Factor ETF for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number		1-877-658-9473
Additional Information Website		www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Fidelis Multi Factor ETF	$78	0.69%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 27.12%. This strong performance was driven by the upward momentum and security selection in the Financials, Industrials and Information Technology sectors. The other sectors that helped achieve this positive performance came from the Consumer Staples and Consumer Discretionary sectors. The sector that caused the largest drag to performance was the Real Estate sector. Although there was volatility in the global markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the Fund performed in line with the broader global markets even though the Fund had minimal exposure to the Mega Cap US Growth stocks that have been the driving force in the US large cap markets for the past year. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Fidelis Multi Factor ETF - NAV	WI Fidelis Multi-Cap, Multi-Factor Index	S&P Global 1200 Index	MSCI ACWI Net
08/23/22	$10,000	$10,000	$10,001	$10,000
09/30/22	$8,808	$8,841	$8,738	$8,746
12/31/22	$9,799	$9,899	$9,662	$9,600
03/31/23	$10,120	$10,239	$10,406	$10,301
06/30/23	$10,970	$11,126	$11,119	$10,938
09/30/23	$10,721	$10,896	$10,712	$10,566
12/31/23	$11,897	$12,125	$11,922	$11,731
03/31/24	$12,384	$12,654	$13,003	$12,693
06/30/24	$12,064	$12,336	$13,411	$13,057
09/30/24	$12,846	$13,164	$14,263	$13,921
11/30/24	$13,937	$14,303	$14,523	$14,118

Average Annual Return [Table Text Block]
	1 Year	Since Inception (August 23, 2022)
Inspire Fidelis Multi Factor ETF - NAV	27.12%	15.74%
WI Fidelis Multi-Cap, Multi-Factor Index	28.26%	17.07%
S&P Global 1200 Index	27.61%	17.86%
MSCI ACWI Net	26.12%	16.40%

Performance Inception Date			Aug. 23, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 94,646,930	$ 94,646,930	$ 94,646,930
Holdings Count | Holding	101	101	101
Advisory Fees Paid, Amount		$ 373,831
InvestmentCompanyPortfolioTurnover		232.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$94,646,930 Number of Portfolio Holdings101 Advisory Fee $373,831 Portfolio Turnover232%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Honest Company, Inc. (The)	2.0%
Sprouts Farmers Market, Inc.	1.4%
Telephone and Data Systems, Inc.	1.3%
SimilarWeb Ltd.	1.3%
Interactive Brokers Group, Inc., Class A	1.3%
Powell Industries, Inc.	1.3%
Tactile Systems Technology, Inc.	1.3%
Interface, Inc.	1.3%
DocuSign, Inc.	1.2%
Opera Ltd.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000176729
Shareholder Report [Line Items]
Fund Name		Inspire Global Hope ETF
Trading Symbol		BLES
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inspire Global Hope ETF for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number		1-877-658-9473
Additional Information Website		www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Global Hope ETF	$64	0.58%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 19.83%. This strong performance was driven by the upward momentum and security selection in the Financials, Industrials and Information Technology sectors. The other sectors that helped achieve this positive performance came from the Industrials and Materials sectors. Although still contributing positive return during the year, the sectors that caused the largest drag to performance were the Consumer Staples, Communication Services and Energy sectors. While there was volatility in the global markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, as well as the contentious US political environment prior to the election, the Fund performed in line with the broader global large cap market even though the Fund had minimal exposure to the Mega Cap Growth stocks that have been the driving force in the US large cap markets for the past year. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Global Hope ETF - NAV	Inspire Global Hope Index	S&P Global 1200 Index
02/27/17	$10,000	$10,000	$9,999
11/30/17	$11,263	$11,284	$11,560
11/30/18	$10,841	$11,034	$11,620
11/30/19	$12,424	$12,730	$13,360
11/30/20	$13,958	$14,067	$15,282
11/30/21	$17,117	$17,406	$18,582
11/30/22	$15,646	$15,970	$16,838
11/30/23	$16,496	$16,937	$19,007
11/30/24	$19,768	$20,500	$24,259

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (February 27, 2017)
Inspire Global Hope ETF - NAV	19.83%	9.73%	9.18%
Inspire Global Hope Index	21.04%	10.00%	9.70%
S&P Global 1200 Index	27.61%	12.67%	12.10%

Performance Inception Date			Feb. 27, 2017
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 109,704,092	$ 109,704,092	$ 109,704,092
Holdings Count | Holding	402	402	402
Advisory Fees Paid, Amount		$ 396,167
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$109,704,092
Number of Portfolio Holdings	402
Advisory Fee	$396,167
Portfolio Turnover	41%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.4%
Preferred Stocks	0.2%
Right	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coinbase Global, Inc., Class A	0.4%
Snowflake, Inc.	0.4%
Fidelity Investments Money Market Government Portfolio, Institutional	0.4%
Sprouts Farmers Market, Inc.	0.4%
Targa Resources Corporation	0.4%
Interactive Brokers Group, Inc., Class A	0.3%
Datadog, Inc., Class A	0.3%
Delta Electronics Thailand PCL	0.3%
Marvell Technology, Inc.	0.3%
Snap-on, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000214760
Shareholder Report [Line Items]
Fund Name		Inspire International ETF
Trading Symbol		WWJD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inspire International ETF for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number		1-877-658-9473
Additional Information Website		www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire International ETF	$70	0.66%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 11.20%. This positive performance was driven by the upward momentum and security selection in the Financials and Industrials sectors. The other sectors that helped achieve this positive performance came from the Consumer Discretionary and Healthcare sectors. The sectors that caused the largest drag to performance were the Consumer Staples and Energy sectors. Although there was volatility in the international markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the Fund performed in line with the broader global large cap market even though the Fund had no exposure to the mainland Chinese markets that have seen upward momentum recently and are a large portion of the international markets. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire International ETF - NAV	Inspire Global Hope Ex-US GTR Index	S&P International 700 TR	Inspire International NTR Index
09/30/19	$10,000	$10,000	$10,000	$10,000
11/30/19	$10,604	$10,590	$10,451	$11,073
11/30/20	$11,908	$11,488	$11,455	$11,964
11/30/21	$13,945	$13,247	$12,730	$13,733
11/30/22	$12,645	$12,031	$11,493	$11,849
11/30/23	$13,657	$13,223	$12,751	$12,923
11/30/24	$15,187	$14,882	$14,631	$14,442

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (September 30, 2019)
Inspire International ETF - NAV	11.20%	7.45%	8.42%
Inspire Global Hope Ex-US GTR Index	12.55%	7.04%	8.00%
S&P International 700 TR	14.74%	6.96%	7.64%
Inspire International NTR Index	11.75%	5.46%	7.37%

Performance Inception Date			Sep. 30, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 302,084,548	$ 302,084,548	$ 302,084,548
Holdings Count | Holding	201	201	201
Advisory Fees Paid, Amount		$ 1,256,578
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$302,084,548
Number of Portfolio Holdings	201
Advisory Fee	$1,256,578
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.0%
Preferred Stocks	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional	1.0%
Delta Electronics Thailand PCL	0.7%
Garmin Ltd.	0.7%
REA Group Ltd.	0.6%
Geely Automobile Holdings Ltd.	0.6%
Advantest Corporation	0.6%
Brookfield Corporation	0.6%
Fairfax Financial Holdings Ltd.	0.6%
Delek Group Ltd.	0.6%
Commonwealth Bank of Australia	0.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000176730
Shareholder Report [Line Items]
Fund Name		Inspire Small/Mid Cap ETF
Trading Symbol		ISMD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inspire Small/Mid Cap ETF for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number		1-877-658-9473
Additional Information Website		www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Small/Mid Cap ETF	$57	0.49%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 32.53%. This strong performance was driven by the upward momentum and security selection in the Financials, Information Technology, Health Care and Industrials sectors. The other sectors that helped achieve this positive performance came from the Consumer Discretionary and Real Estate sectors. Although still contributing positive return during the year, the sectors that caused the largest drag to performance were the Energy, Utilities and Communication Services sectors. While there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve as well as the contentious political environment prior to the election, the Fund performed well vs the broader small and mid-cap markets. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Small/Mid Cap ETF - NAV	Inspire Small/Mid Cap Index	Russell 2000® Total Return Index	S&P SmallCap 600® Equal Weight Index
02/27/17	$10,000	$10,000	$10,000	$10,000
11/30/17	$10,775	$10,861	$11,079	$10,916
11/30/18	$10,978	$11,160	$11,143	$11,147
11/30/19	$11,683	$11,872	$11,980	$11,389
11/30/20	$11,931	$12,440	$13,609	$12,444
11/30/21	$15,682	$16,744	$16,606	$17,132
11/30/22	$15,158	$16,264	$14,445	$16,107
11/30/23	$15,009	$16,165	$14,074	$15,087
11/30/24	$19,892	$21,559	$19,202	$19,553

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Small/Mid Cap ETF - NAV	32.53%	11.23%	9.27%
Inspire Small/Mid Cap Index	33.37%	12.67%	10.41%
Russell 2000® Total Return Index	36.43%	9.90%	8.78%
S&P SmallCap 600® Equal Weight Index	29.61%	11.42%	9.03%

Performance Inception Date			Feb. 27, 2017
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 212,862,569	$ 212,862,569	$ 212,862,569
Holdings Count | Holding	500	500	500
Advisory Fees Paid, Amount		$ 554,759
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$212,862,569 Number of Portfolio Holdings500 Advisory Fee $554,759 Portfolio Turnover46%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Business Development Companies	0.5%
Common Stocks	96.6%
Money Market Funds	2.9%
Right	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional	3.0%
Aris Water Solutions, Inc., Class A	0.3%
Universal Technical Institute, Inc.	0.3%
Natural Grocers by Vitamin Cottage, Inc.	0.3%
Globalstar, Inc.	0.3%
PAR Technology Corporation	0.3%
Chart Industries, Inc.	0.3%
MYR Group, Inc.	0.3%
Paragon 28, Inc.	0.3%
Argan, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000220340
Shareholder Report [Line Items]
Fund Name		Inspire Tactical Balanced ETF
Trading Symbol		RISN
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Inspire Tactical Balanced ETF for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number		1-877-658-9473
Additional Information Website		www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Tactical Balanced ETF	$79	0.71%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the past 12 months of 21.38%. Since the Fund has a current target of 80% to be invested in US Large Cap stocks most of this positive performance was driven by the upward momentum and security selection in the Industrials and Financials sectors. The other sectors that helped achieve this positive performance came from the Information Technology and Consumer Discretionary sectors. The sectors that caused the largest drag to performance were the Healthcare and Communication Services sectors. The Fund is also currently invested at a 20% level in US Treasury exposure so part of the positive performance was driven by falling interest rates across the yield curve spectrum in anticipation of additional rate cuts by the Federal Reserve due to a slowing economy. Although there was volatility in both the equity and fixed income markets during the period the Fund performed in line with the broader large cap market as well as the broader fixed income markets. During the period ended November 30, 2024, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Tactical Balanced ETF - NAV	S&P Target Risk Moderate Index
07/15/20	$10,000	$10,000
11/30/20	$10,518	$10,559
11/30/21	$12,673	$11,381
11/30/22	$10,819	$10,152
11/30/23	$11,255	$10,669
11/30/24	$13,661	$12,244

Average Annual Return [Table Text Block]
	1 Year	Since Inception (July 15, 2020)
Inspire Tactical Balanced ETF - NAV	21.38%	7.39%
S&P Target Risk Moderate Index	14.76%	4.73%

Performance Inception Date			Jul. 15, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 95,600,560	$ 95,600,560	$ 95,600,560
Holdings Count | Holding	77	77	77
Advisory Fees Paid, Amount		$ 448,098
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$95,600,560 Number of Portfolio Holdings77 Advisory Fee $448,098 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.4%
Exchange-Traded Funds	18.7%
Money Market Funds	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
WisdomTree Floating Rate Treasury Fund	18.8%
NVR, Inc.	1.3%
EPAM Systems, Inc.	1.3%
Civista Bancshares, Inc.	1.3%
Lithia Motors, Inc.	1.2%
Markel Group, Inc.	1.2%
Axos Financial, Inc.	1.2%
Genpact Ltd.	1.2%
Copart, Inc.	1.2%
AMETEK, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.